Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (2,416,599)	$ (6,570,706)	$ (1,540,194)	$ (8,679,681)
Adjustments to reconcile net loss to net cash used in operating activities:
General and administrative expenses paid by related party in exchange for issuance of Class B ordinary shares			11,697
General and administrative expenses paid by Sponsor under promissory note			34
Change in fair value of derivative liabilities				36,447
Loss on Forward Purchase Agreement				295,330
Income from investments held in Trust Account	(1,201,552)	(1,192,958)	(5,484)	(2,165,194)
Change in fair value of forward purchase options liabilities	(331,605)
Change in fair value of non redemption agreement liabilities	478,196
Loss in connection with non- redemption agreements	130,418
Changes in operating assets and liabilities:
Prepaid expenses	44,124	88,032	(183,695)	46,622
Accounts payable	184,181	2,470,256	98,384	2,838,649
Accrued expenses	2,068,399	3,993,845	993,040	5,705,880
Net cash used in operating activities	(1,044,438)	(1,211,531)	(626,218)	(1,921,947)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account for payment to redeeming shareholders	26,023,916
Principal deposited in Trust Account			(200,000,000)
Withdrawal for redemption payment				154,906,130
Net cash provided by investing activities	26,023,916		(200,000,000)	154,906,130
Cash Flows from Financing Activities:
Payment to redeeming shareholders	(26,023,916)
Advances from related party			1,650
Proceeds received from initial public offering, gross			200,000,000
Proceeds received from private placement			6,550,000
Redemption payment of Class A ordinary shares subject to possible redemption				(154,906,130)
Proceeds from promissory note - related party	1,025,213			600,000
Repayment of promissory note			(87,369)
Offering costs paid			(4,479,441)
Net cash used in financing activities	(24,998,703)		201,984,840	(154,306,130)
Net Change in Cash	(19,225)	(1,211,531)	1,358,622	(1,321,947)
Cash - Beginning of period	36,675	1,358,622		1,358,622
Cash - End of period	17,450	147,091	1,358,622	36,675
Supplemental disclosure of noncash investing and financing activities:
Offering costs paid by related party in exchange for Founder Shares			13,303
Offering costs included in accounts payable			32,000
Offering costs included in accrued expenses			70,000
Offering costs paid by related party under promissory note			85,685
Value of Class B ordinary shares transferred to Anchor Investors			10,341,127
Forfeiture of Class B ordinary shares			100
Deferred underwriting fee			$ 7,000,000
Supplemental disclosure of noncash investing and financing activities:
Conversion of Class B ordinary shares to Class A ordinary shares	100
Shareholder non-redemption agreement	207,912
Subsequent accretion of Class A ordinary shares subject to possible redemption to redemption amount as of September 30, 2023	$ 1,201,552	$ 1,098,442